CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,926)	$ (35,406)	$ (28,119)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	1,904	1,523	1,205
Share-based compensation	13,896	15,025	10,927
Amortization of premium and accretion of discount on marketable securities, net	308	95
Exchange rate differences on cash, cash equivalents and restricted cash	179	(1,146)	(712)
Other			28
Change in operating assets and liabilities items:
Accounts receivable, net	(2,482)	(452)	(1,506)
Prepaid expenses and other current assets	(2,174)	(2,640)	928
Deferred costs	(2,344)	(665)	(648)
Deferred taxes	(1,187)	313	(970)
Other non-current assets	146	62	(1,024)
Accounts payable	1,044	(247)	1,027
Employee and payroll accrued expenses	3,627	3,275	4,191
Other accounts payable and non-current liabilities	202	(416)	(1,923)
Net change in operating lease accounts	194	1,048	2,876
Deferred revenues	9,371	2,192	4,099
Net cash used in operating activities	(14,242)	(17,439)	(9,621)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(1,678)	(2,070)	(2,548)
Investment in marketable securities	(29,227)	(44,381)
Proceeds from maturities of marketable securities	29,414	2,069
Other investing activities			(173)
Net cash used in investing activities	(1,491)	(44,382)	(2,721)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts			115,292
Payments of offering costs related to initial public offering			(2,645)
Proceeds from exercise of stock options	2,374	1,376	2,081
Changes in proceeds from withholdings related to stock plans	(489)	(713)	1,255
Payment of long-term loan			(222)
Net cash provided by financing activities	1,885	663	115,761
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(179)	1,146	712
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(14,027)	(60,012)	104,131
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	61,717	121,729	17,598
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	47,690	61,717	121,729
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	409	2,419	1,578
Cash paid for interest			4
Non-cash investing and financing activities:
Property and equipment purchased but not yet paid	345	49	271
Unpaid offering costs			52
Operating lease liabilities arising from obtaining operating right of use assets			10,063
Conversion of redeemable convertible preferred shares			26,699
Exercise of share options	$ 1	$ 85	$ 228